NOTE PAYABLE	9 Months Ended
Mar. 31, 2022
NOTE PAYABLE
NOTE PAYABLE

NOTE 7 – NOTE PAYABLE

On March 21, 2022, the Company entered into a Financing Agreement with Blue Torch Finance LLC (“Blue Torch”), as Administrative Agent and Collateral Agent.

This $75,000,000 First Lien Term Loan (the “Credit Facility”) formed the majority of the purchase price of the CD Acquisition, as well as for working capital and general corporate purposes.

The Credit Facility provides for: (i) a Term Loan in the amount of $75,000,000; (ii) an interest rate of the Libor Rate Loan of three (3) months; (iii) a four-year maturity, amortized 5.0% per year, payable quarterly; (iv) a 1.0% commitment fee and an upfront fee of 2.0% of the Credit Facility paid at closing, plus an administrative agency fee of $250,000 per year; (v) a first priority perfected lien on all property and assets including all outstanding equity of the Company’s subsidiaries; (vi) 1.5% fully-diluted penny warrant coverage in the combined entity; (vii) mandatory prepayment for 50% of excess cash flow and 100% of proceeds from various transactions; (viii) customary affirmative, negative and financial covenants; (ix) delivery of audited financial statements of Converge; and (x) customary closing conditions. The Company agreed to customary restrictive covenants in the Credit Facility and leverage ratios, fixed charge coverage ratios, and maintaining liquidity of at least $6,000,000 at all times.

The Company and each of its subsidiary Guarantors entered into a Pledge and Security Agreement (the “Security Agreement”) dated as of March 21, 2022, as a requirement with the Credit Facility. Each Guarantor pledged and assigned to the Collateral Agreement and granted the Collateral Agent with a continuing security interest in all personal property and fixtures of the Guarantors (the “Collateral”) and all proceeds of the Collateral. All equity of the Guarantors was pledged by the Borrower.

On March 21, 2022, each of the Company’s Subsidiaries, as Guarantors, entered into an Intercompany Subordination Agreement (the “ISA”) with the Collateral Agent. Under the ISA, each obligor agreed to the subordination of such indebtedness of each other obligor to such other obligations.

On March 21, 2022, the Company entered into an Escrow Agreement with Blue Torch Finance LLC and Alter Domus (US) LLC, as Escrow Agent. The Escrow Agreement provides for the escrow of $30,000,000 of the $75,000,000 proceeds, under the Credit Facility to be held until the audited financial statements of Converge Direct LLC and affiliates for the years ended December 31, 2019 and 2020 are delivered to Blue Torch Finance LLC.

The outstanding balance of the note is as follows:

Principal balance	$76,500,000
Fair value of the warrants	(2,433,000)
Original issue discount	(1,500,000)
Debt issuance costs	(5,282,000)
Outstanding balance, net	67,285,000
Current portion	(1,461,000)
Long-term portion	$65,824,000

In connection with the aforementioned note, the Company recorded debt discount and issuance costs totaling $9,215,000.  The discount and issuance costs will be amortized over the life of the note using the effective interest rate method.  The company recognized $0 in amortization of debt discount for the three months ended March 31, 2022 as no payments were made on the note.

The payment of principal to be made are as follows:

2022	$956,250
2023	3,825,000
2024	3,825,000
2025	3,825,000
2026	64,068,750
$76,500,000

At any time on or after March 21, 2022 and on or prior to March 21, 2026, the lender has the right to subscribe for and purchase from Troika Media Group, Inc., up to 1,929,439 shares of Common Stock, subject to adjustment. The exercise price per share of Common Stock under this Warrant shall be $.01 per share. If at any time when this Warrant becomes exercisable and the Registration Statement is not in effect this Warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise”.

Using the Black-Scholes model, the fair market value was determined to be $2,433,000 and $2,232,000 on March 21, 2022 and March 31, 2022, respectively, as a warrant liability and a $201,000 gain on derivative liabilities as recorded in the three months ending March 31, 2022.